Loan Commitments (Tables)	12 Months Ended
Jun. 30, 2021
Loan Commitments [Abstract]
Schedule of outstanding loan commitments
	2021		2020
(in thousands)	Fixed	Variable	Fixed	Variable
Unused commitment:
Revolving, open-end lines secured by real estate	$--	$11,835	$--	$10,354
Commitments to fund real estate construction loans	519	4,125	854	8,443
Other unused commitment:
Commercial and industrial loans	1,364	--	2,541	--
Other	886	4,207	1,576	2,454
Letters of credit	--	--	--	--